MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of detailed information about fixed assets, estimated useful life
Years
Computers and servers	3-5
Office furniture and equipment	3-17
Leasehold improvements	The shorter of the lease term and the useful life

Disclosure of detailed information about intangible assets estimated useful lives for the current and comparative periods
Trademark	Fully depreciated, See note 7
Software (developed and acquired)	3 years
Customer relationships	3-6 years
Technology	3-5.25 years

Disclosure of detailed information about depreciation of right-of-use asset
☐ Buildings	1-8.5 years
☐ Data centers	1-5.5 years